SHAREHOLDERS’ EQUITY (Details Narrative) - USD ($)	Jul. 02, 2026	Mar. 31, 2026	Sep. 05, 2025	Jul. 02, 2025	Jun. 16, 2025	Mar. 31, 2025
Class of Stock [Line Items]
Common stock, shares authorized				500,000,000
Authorized share capital amount				$ 50,000
Shares issued			998,000
Additional paid in capital		$ 3,056,123				$ 3,056,123
Dixon Chun Wan Chan [Member]
Class of Stock [Line Items]
Shares issued				1,000	999
Terence Chee Ho Wong [Member]
Class of Stock [Line Items]
Shares issued				1,000	1,000
Common Class A [Member]
Class of Stock [Line Items]
Common stock, shares authorized		450,000,000		450,000,000		450,000,000	[1]
Common stock, par value		$ 0.0001		$ 0.0001		$ 0.0001	[1]
Common stock, shares, issued		10,000,000				10,000,000	[1]
Common stock, shares, outstanding		10,000,000				10,000,000	[1]
Common Class B [Member]
Class of Stock [Line Items]
Common stock, shares authorized		50,000,000		50,000,000		50,000,000
Common stock, par value	$ 0.0001	$ 0.0001		$ 0.0001		$ 0.0001
Common stock, shares, issued		1,000,000				1,000,000
Common stock, shares, outstanding		1,000,000				1,000,000
Common Class B [Member] | Dixon Chun Wan Chan [Member]
Class of Stock [Line Items]
Shares issued			499,000
Common Class B [Member] | Terence Chee Ho Wong [Member]
Class of Stock [Line Items]
Shares issued			499,000

[1]	The shares data is presented on a retroactive basis to reflect the Reorganization (Note 1).